GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [text block]
	Thousands of U.S. dollars
	12/31/2015	Acquisitions	Translationdifferences	12/31/2016	Acquisitions	Translationdifferences	12/31/2017
Peru	28,783	-	485	29,268	-	1,001	30,269
Chile	16,269	-	1,045	17,314	-	1,466	18,780
Colombia	5,946	-	303	6,249	-	35	6,284
Mexico	2,101	-	(343)	1,758	-	84	1,842
Brazil (*)	47,770	15,214	9,455	72,439	8,400	(1,048)	79,790
Argentina	23,138	-	(4,150)	18,988	-	(2,809)	16,179
Total	124,007	15,214	6,795	146,015	8,400	(1,271)	153,144

(*) As of December 31, 2017 the total amount of goodwill is composed by 14,989 thousand U.S. dollars from the acquisition of RBrasil, 8,313 thousand U.S. dollars from the acquisition of Interfile and 56,488 thousand from Atento Brasil.